37. Defined benefit pension plans and other post-employment benefits (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
PBS [Member]
Disclosure of defined benefit plans [line items]
Value of liabilities at beginning	R$ 32,767
Cost of current service	5
Interest on actuarial liability	2,932
Benefits paid in the year	(2,629)
Contributions paid by participants
(Gains)/losses on liabilities	7,352
Value of liabilities at end	40,427
PBS Assisted [Member]
Disclosure of defined benefit plans [line items]
Value of liabilities at beginning	8,285
Interest on actuarial liability	738
Benefits paid in the year	(719)
Contributions paid by participants
(Gains)/losses on liabilities	1,803
Value of liabilities at end	10,107
Management Agreement [Member]
Disclosure of defined benefit plans [line items]
Value of liabilities at beginning	156
Interest on actuarial liability	14
Benefits paid in the year	(9)
Contributions paid by participants
(Gains)/losses on liabilities	(10)
Value of liabilities at end	151
PAMEC/Asset Policy [Member]
Disclosure of defined benefit plans [line items]
Value of liabilities at beginning	884
Interest on actuarial liability	81
Benefits paid in the year	(47)
Contributions paid by participants
(Gains)/losses on liabilities	162
Value of liabilities at end	1,080
AES Telecom [Member]
Disclosure of defined benefit plans [line items]
Value of liabilities at beginning	8,250
Cost of current service	93
Interest on actuarial liability	770
Benefits paid in the year	(348)
Contributions paid by participants	57
(Gains)/losses on liabilities	2,277
Value of liabilities at end	11,099
Medical Plan [Member]
Disclosure of defined benefit plans [line items]
Value of liabilities at beginning	1,864
Cost of current service	108
Interest on actuarial liability	175
Benefits paid in the year	(27)
Contributions paid by participants
(Gains)/losses on liabilities	465
Value of liabilities at end	R$ 2,585